UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Capital Management Associates, Inc.
Address: 6220 S. Orange Blossom Trail, Suite145
         Orlando, FL  32809

13F File Number:  028-05720

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Beth A. Lang
Title:     President
Phone:     (407) 909-1126

Signature, Place, and Date of Signing:

   /s/ Beth A. Lang     Winter Park, FL     April 20, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    38

Form 13F Information Table Value Total:    $160,868 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGILENT TECHNOLOGIES INC       COM              00846U101     4551   132340 SHR      SOLE                   132340        0        0
AMERIPRISE FINL INC            COM              03076C106     4475    98645 SHR      SOLE                    98645        0        0
APPLE INC                      COM              037833100     9727    41391 SHR      SOLE                    41391        0        0
BE AEROSPACE INC               COM              073302101     4317   142210 SHR      SOLE                   142210        0        0
CLIFFS NATURAL RESOURCES INC   COM              18683K101     5905    83225 SHR      SOLE                    83225        0        0
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102     4554    89326 SHR      SOLE                    89326        0        0
CONAGRA FOODS INC              COM              205887102     3850   153560 SHR      SOLE                   153560        0        0
COOPER INDUSTRIES PLC          SHS              G24140108     4288    89445 SHR      SOLE                    89445        0        0
CORNING INC                    COM              219350105     4022   199005 SHR      SOLE                   199005        0        0
CRANE CO                       COM              224399105     4119   116035 SHR      SOLE                   116035        0        0
CREE INC                       COM              225447101     4901    69790 SHR      SOLE                    69790        0        0
CSX CORP                       COM              126408103     3942    77450 SHR      SOLE                    77450        0        0
DEL MONTE FOODS CO             COM              24522p103     4466   305865 SHR      SOLE                   305865        0        0
EXPRESS SCRIPTS INC            COM              302182100     4431    43540 SHR      SOLE                    43540        0        0
GENTEX CORP                    COM              371901109     3712   191145 SHR      SOLE                   191145        0        0
GOOGLE INC                     CL A             38259P508     5080     8957 SHR      SOLE                     8957        0        0
HEWLETT PACKARD CO             COM              428236103     4533    85282 SHR      SOLE                    85282        0        0
JOY GLOBAL INC                 COM              481165108     3447    60905 SHR      SOLE                    60905        0        0
KLA-TENCOR CORP                COM              482480100     3088    99850 SHR      SOLE                    99850        0        0
LIMITED BRANDS INC             COM              532716107     4337   176175 SHR      SOLE                   176175        0        0
MASSEY ENERGY CORP             COM              576206106     4226    80815 SHR      SOLE                    80815        0        0
MCKESSON CORP                  COM              58155Q103     3924    59710 SHR      SOLE                    59710        0        0
MERCK & CO INC NEW             COM              58933y105     3762   100735 SHR      SOLE                   100735        0        0
NATIONAL OILWELL VARCO INC     COM              637071101     1734    42730 SHR      SOLE                    42730        0        0
NETAPP INC                     COM              64110D104     3715   114160 SHR      SOLE                   114160        0        0
ONEOK INC NEW                  COM              682680103     3882    85045 SHR      SOLE                    85045        0        0
PALL CORP                      COM              696429307     3410    84220 SHR      SOLE                    84220        0        0
PARKER HANNIFIN CORP           COM              701094104     3190    49280 SHR      SOLE                    49280        0        0
SALESFORCE COM INC             COM              79466L302     4263    57265 SHR      SOLE                    57265        0        0
SEAGATE TECHNOLOGY             SHS              g7945j104     3909   214100 SHR      SOLE                   214100        0        0
SOUTHERN COPPER CORP           COM              84265V105     2131    67288 SHR      SOLE                    67288        0        0
STARBUCKS CORP                 COM              855244109     5876   242130 SHR      SOLE                   242130        0        0
STARWOOD HOTELS&RESORTS WRLD   COM              85590A401     4657    99840 SHR      SOLE                    99840        0        0
TIFFANY & CO NEW               COM              886547108     4055    85380 SHR      SOLE                    85380        0        0
VIRGIN MEDIA INC               COM              92769L101     4317   250095 SHR      SOLE                   250095        0        0
WADDELL & REED FINL INC        CL A             930059100     4340   120415 SHR      SOLE                   120415        0        0
WALTER ENERGY INC              COM              93317Q105     4742    51395 SHR      SOLE                    51395        0        0
XEROX CORP                     COM              984121103     2990   306677 SHR      SOLE                   306677        0        0